Investments In Associates And Joint Arrangements (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Investments Accounted for Using the Equity Method

The amounts recognized in the consolidated balance sheet are as follows:

	As of	As of
	December 31, 2021	December 31, 2020
	Million	Million
Associates	168,552	160,732
Joint ventures	1,004	1,079

	169,556	161,811

Details of Principal Associates
Details of principal associates, all of which are listed on exchanges, are as follows:

Name of associate	Place of incorporation/ establishment and operation	Proportion of ownership interest held by the Company or its subsidiary	Principal activity
Shanghai Pudong Development Bank Co., Ltd. (“SPD Bank”)	The PRC	18%	Provision of banking services
China Tower Corporation Limited (“China Tower”)	The PRC	28%	Provision of construction, maintenance and operation of telecommunications towers
True Corporation Public Company Limited (“True Corporation”)	Thailand	18%	Provision of telecommunications services

Fair Value of Interests in Listed Associates

	As of December 31, 2021		As of December 31, 2020
	Carrying amount	Fair value	Carrying amount	Fair value
	Million	Million	Million	Million
SPD Bank	107,982	45,507	102,102	51,642
China Tower	51,246	34,560	49,790	47,159
True Corporation	4,903	5,489	5,192	4,502

Summary Financial Information on Principal Associates

	SPD Bank
	As of December 31
	2021	2020
	Million	Million
Total assets	8,136,757	7,950,218
Total liabilities	7,458,539	7,304,401
Total equity	678,218	645,817

Total equity attributable to ordinary equity shareholders	560,098	528,288
Percentage of ownership of the Group	18%	18%

Total equity attributable to the Group	101,898	96,018
The impact of fair value adjustments at the time of acquisition, goodwill and others	6,084	6,084

Interest in associates	107,982	102,102

	China Tower		True Corporation
	As of December 31		As of December 31
	2021	2020	2021	2020
	Million	Million	Million	Million
Total current assets	48,344	43,204	19,143	22,748
Total non-current assets	274,915	294,176	100,326	111,806
Total current liabilities	76,182	106,635	33,255	38,301
Total non-current liabilities	57,723	44,499	70,572	77,598
Total equity	189,354	186,246	15,642	18,655

Total equity attributable to equity shareholders	189,354	186,245	15,554	18,540
Percentage of ownership of the Group	28%	28%	18%	18%

Total equity attributable to the Group	52,887	52,018	2,800	3,337
The impact of fair value adjustments at the time of acquisition, goodwill and others	—	—	2,103	1,855
Elimination of unrealized profits resulting from the transfer of Tower Assets	(1,641)	(2,228)	—	—

Interest in associates	51,246	49,790	4,903	5,192

	SPD Bank
	2021	2020	2019
	Million	Million	Million
Revenue	190,982	196,384	190,688
Profit before taxation	59,071	66,682	69,817
Profit attributable to the equity shareholders of the company	53,003	58,325	58,911
Other comprehensive (loss)/income attributable to the equity shareholders of the company	(1,155)	(3,291)	2,608
Total comprehensive income attributable to the equity shareholders of the company	51,848	55,034	61,519
Dividends received from associates	2,561	3,201	1,867

	China Tower			True Corporation
	2021	2020	2019	2021	2020	2019
	Million	Million	Million	Million	Million	Million
Revenue	86,585	81,099	76,428	33,385	30,485	31,423
Profit/(loss) before taxation	9,615	8,407	6,837	(318)	208	1,727
Profit/(loss) attributable to equity shareholders of the company	7,329	6,428	5,222	(332)	231	1,256
Other comprehensive (loss)/income attributable to equity shareholders of the company	(1)	—	—	8	(9)	(186)
Total comprehensive income/(loss) attributable to equity shareholders of the company	7,328	6,428	5,222	(324)	222	1,070
Dividends received from associates	1,099	715	111	88	114	117